SCOPE OF CONSOLIDATION - Divestments Narrative (Details) € in Millions, $ in Millions										6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Jun. 28, 2019 EUR (€)	Feb. 28, 2018 USD ($)	Feb. 07, 2018 USD ($)	Dec. 15, 2017 USD ($)	Feb. 10, 2017 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2019 EUR (€)	May 07, 2018 divestment_packages	Mar. 13, 2017 USD ($)
Disclosure of joint ventures [line items]
Impairment loss											$ 1,927	$ 994	$ 206
Cash disposed											38	1	13
Gain on disposal											(4)	126	$ (117)
Additional provisions, other provisions											946	357
Joint ventures	$ 2,586										2,586	1,011
Downstream Solutions Europe
Disclosure of joint ventures [line items]
Impairment loss on assets held for sale														$ 18
AMTBA
Disclosure of joint ventures [line items]
Joint ventures																	$ 65
Global Chartering Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
ArcelorMittal Georgetown Inc.
Disclosure of joint ventures [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents								$ 19
Proportion of ownership interest in subsidiary sold								100.00%
Gain on disposal								$ 18
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal Italia remedies
Disclosure of joint ventures [line items]
Number of divestment packages | divestment_packages																3
Escrow deposit		$ 125								$ 125					€ 110
Consideration received, including deferred consideration, net of escrow deposit		842	€ 740
Portion of consideration paid (received) consisting of cash and cash equivalents		(694)		$ (694)	€ (610)
Impairment loss										497
Consideration received		692
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed		518
Cash disposed		34
Cash paid to joint venture		17
Portion of consideration receivable consisting of cash and cash equivalents		174									161
Assigned receivables		$ 404								$ 404
Disposal group, disposed of by sale, not discontinued operations | Global Chartering Ltd.
Disclosure of joint ventures [line items]
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed	$ (4)
Portion of consideration receivable consisting of cash and cash equivalents	6
Assigned receivables	$ 0										0
Proportion of ownership interest in subsidiary sold	50.00%
Gain on disposal	$ 29
Foreign exchange translation gain	$ 33
Decrease of right-of-use assets											390
Decrease of lease liabilities											400
Disposal group, disposed of by sale, not discontinued operations | Frýdek Místek
Disclosure of joint ventures [line items]
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed						$ 39
Cash disposed						1
Portion of consideration receivable consisting of cash and cash equivalents						10
Assigned receivables						0
Total consideration including receivable						$ 49
Disposal group, disposed of by sale, not discontinued operations | Votorantim remedies
Disclosure of joint ventures [line items]
Impairment loss							$ 86
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed							26
Cash disposed							1
Portion of consideration receivable consisting of cash and cash equivalents							58
Assigned receivables							0
Total consideration including receivable							$ 84
Disposal group, disposed of by sale, not discontinued operations | Downstream Solutions Europe
Disclosure of joint ventures [line items]
Portion of consideration received consisting of cash and cash equivalents, net of escrow deposit and cash disposed									$ 6
Assigned receivables									$ 0
Other
Disclosure of joint ventures [line items]
Additional provisions, other provisions											148	$ 19
Other | Global Chartering Ltd.
Disclosure of joint ventures [line items]
Additional provisions, other provisions											$ 126